Note 21 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total income									$ 29,994	$ 28,595	$ 27,874
Total interest expense	$ 1,073	$ 1,026	$ 1,066	$ 1,025	$ 988	$ 959	$ 990	$ 883	4,190	3,820	4,070
Income before taxes	2,021	1,604	2,492	1,789	2,048	2,526	1,821	2,032	8,321	8,427	9,172
Income taxes	776	261	566	302	298	544	316	404	1,905	1,562	1,992
NET INCOME	$ 1,245	$ 1,343	$ 1,926	$ 1,487	$ 1,750	$ 1,982	$ 1,505	$ 1,628	6,416	6,865	7,180
Comprehensive Income									5,222	6,712	11,965
Parent Company [Member]
Dividends from subsidiary bank									3,400	4,023	3,142
Other									24	19	8
Total income									3,424	4,042	3,150
Total interest expense									366	290	304
Other									1,856	860	816
Total expenses									2,222	1,150	1,120
Income before taxes									1,202	2,892	2,030
Income taxes									(561)	(386)	(378)
Income before equity in undistributed net income of subsidiaries									1,763	3,278	2,408
Equity in undistributed net income of subsidiaries									4,653	3,587	4,772
NET INCOME									6,416	6,865	7,180
Comprehensive Income									$ 5,222	$ 6,712	$ 11,965